Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

March 31, 2021

VF85-QTLY-0521
1.847121.114

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 91.3%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	484,030	$4,133,612
Fidelity Contrafund (a)	653,359	10,976,439
Fidelity Emerging Asia Fund (a)	43,346	2,953,159
Fidelity Emerging Markets Discovery Fund (a)	94,820	1,652,718
Fidelity Emerging Markets Fund (a)	220,527	10,261,100
Fidelity Equity-Income Fund (a)	337,908	22,629,687
Fidelity Europe Fund (a)	148,539	6,511,970
Fidelity Global Commodity Stock Fund (a)	830,915	12,513,575
Fidelity Gold Portfolio (a)	186,046	4,814,879
Fidelity International Capital Appreciation Fund (a)	507,761	14,034,524
Fidelity International Discovery Fund (a)	264,515	14,498,079
Fidelity International Enhanced Index Fund (a)	1,150,461	12,413,475
Fidelity International Small Cap Fund (a)	231,768	7,620,525
Fidelity International Small Cap Opportunities Fund (a)	307,810	7,550,584
Fidelity International Value Fund (a)	1,080,685	9,812,621
Fidelity Japan Fund (a)	324,378	6,536,224
Fidelity Japan Smaller Companies Fund (a)	392,750	6,951,674
Fidelity Large Cap Value Enhanced Index Fund (a)	976,885	15,503,157
Fidelity Low-Priced Stock Fund (a)	531,029	29,392,453
Fidelity Overseas Fund (a)	1,014,694	61,348,389
Fidelity Pacific Basin Fund (a)	150,195	6,689,690
Fidelity Real Estate Investment Portfolio (a)	172,736	7,336,098
Fidelity Stock Selector All Cap Fund (a)	5,432,506	327,960,370
Fidelity U.S. Low Volatility Equity Fund (a)	1,619,076	17,745,078
Fidelity Value Discovery Fund (a)	423,669	15,116,525
TOTAL EQUITY FUNDS
(Cost $487,573,908)		636,956,605

Fixed-Income Funds - 8.2%
Fidelity High Income Fund (a)	804,372	6,957,817
Fidelity Inflation-Protected Bond Index Fund (a)	945,792	10,280,759
Fidelity Long-Term Treasury Bond Index Fund (a)	1,523,710	20,935,772
Fidelity New Markets Income Fund (a)	221,275	3,166,448
Fidelity U.S. Bond Index Fund (a)	1,359,964	16,265,166
TOTAL FIXED-INCOME FUNDS
(Cost $57,003,438)		57,605,962

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)
(Cost $864,578)	864,405	864,578
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.09% 4/1/21 to 6/24/21(c)
(Cost $2,519,895)	2,520,000	2,519,947
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $547,961,819)		697,947,092
NET OTHER ASSETS (LIABILITIES) - 0.0%		(263,866)
NET ASSETS - 100%		$697,683,226

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	131	June 2021	$14,357,600	$(79,310)	$(79,310)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	74	June 2021	4,893,250	(40,722)	(40,722)
TOTAL PURCHASED					$(120,032)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	112	June 2021	22,217,440	(193,378)	(193,378)
TOTAL FUTURES CONTRACTS					$(313,410)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

The notional amount of futures sold as a percentage of Net Assets is 3.2%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,519,947.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$255
Total	$255

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. [Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.]

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$983,062	$3,022,391	$--	$--	$--	$128,159	$4,133,612
Fidelity Contrafund	10,530,706	1,821,190	1,354,361	282,801	(37,951)	16,855	10,976,439
Fidelity Emerging Asia Fund	2,320,745	694,562	24,915	--	(781)	(36,452)	2,953,159
Fidelity Emerging Markets Discovery Fund	1,234,708	415,909	43,649	--	(256)	46,006	1,652,718
Fidelity Emerging Markets Fund	7,858,756	2,469,491	179,767	--	(3,365)	115,985	10,261,100
Fidelity Equity-Income Fund	21,390,945	1,225,077	1,575,637	332,414	65,335	1,523,967	22,629,687
Fidelity Europe Fund	6,394,729	131,534	235,240	--	10,018	210,929	6,511,970
Fidelity Global Commodity Stock Fund	8,602,230	2,922,182	198,016	--	(214)	1,187,393	12,513,575
Fidelity Gold Portfolio	7,503,351	129,163	1,897,608	--	147,419	(1,067,446)	4,814,879
Fidelity High Income Fund	6,912,296	208,415	91,656	71,314	(450)	(70,788)	6,957,817
Fidelity Inflation-Protected Bond Index Fund	10,994,056	200,104	742,604	392	21,279	(192,076)	10,280,759
Fidelity International Capital Appreciation Fund	14,289,800	296,116	532,735	--	22,398	(41,055)	14,034,524
Fidelity International Discovery Fund	14,271,596	296,114	534,390	--	22,298	442,461	14,498,079
Fidelity International Enhanced Index Fund	12,000,581	262,501	454,275	--	12,968	591,700	12,413,475
Fidelity International Small Cap Fund	7,212,784	148,111	267,740	--	17,674	509,696	7,620,525
Fidelity International Small Cap Opportunities Fund	7,429,735	154,867	--	--	--	(34,018)	7,550,584
Fidelity International Value Fund	9,298,042	197,028	348,498	--	5,317	660,732	9,812,621
Fidelity Japan Fund	8,041,544	258,394	1,841,422	--	461,993	(384,285)	6,536,224
Fidelity Japan Smaller Companies Fund	8,750,519	--	1,777,527	--	(31,199)	9,881	6,951,674
Fidelity Large Cap Value Enhanced Index Fund	13,436,770	514,267	187,534	--	1,551	1,738,103	15,503,157
Fidelity Long-Term Treasury Bond Index Fund	12,077,176	11,510,929	234,367	89,292	(15,462)	(2,402,504)	20,935,772
Fidelity Low-Priced Stock Fund	25,221,078	1,078,038	430,551	--	11,726	3,512,162	29,392,453
Fidelity New Markets Income Fund	3,278,812	106,252	45,828	37,702	(656)	(172,132)	3,166,448
Fidelity Overseas Fund	61,244,929	1,380,290	2,325,902	--	135,053	914,019	61,348,389
Fidelity Pacific Basin Fund	6,699,975	131,532	251,084	--	12,842	96,425	6,689,690
Fidelity Real Estate Investment Portfolio	833,482	6,226,811	54,960	172	187	330,578	7,336,098
Fidelity Stock Selector All Cap Fund	310,804,980	5,796,797	7,845,240	--	104,347	19,099,486	327,960,370
Fidelity U.S. Bond Index Fund	28,157,930	840,436	11,873,222	95,900	272,446	(1,132,424)	16,265,166
Fidelity U.S. Low Volatility Equity Fund	17,260,939	363,574	249,509	--	(532)	370,606	17,745,078
Fidelity Value Discovery Fund	13,321,192	511,175	187,534	--	4,961	1,466,731	15,116,525
	658,357,448	43,313,250	35,785,771	909,987	1,238,946	27,438,694	694,562,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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